Leases_Future lease payments to be received under the lease contracts for lessor (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	₩ 725,104
Within one year
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	240,005
After one year but within two years [Member]
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	223,074
After two years but within three years [Member]
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	156,859
After three years but within four years
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	80,174
After four years but within five years
Disclosure of maturity analysis of lease payments to be received [Line Items]
Future lease payments to be received under the lease contracts	₩ 24,992